Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 230,983	$ 182,645	$ 624,401	$ 528,137	$ 707,913	$ 606,375
Cost of operations (exclusive of depreciation and amortization shown below):
Depreciation and amortization	46,087	44,111	136,414	129,913	174,463	160,045
Selling, general and administrative expenses	19,648	11,190	46,171	32,760	44,882	37,665
Long-lived asset impairment	0	0	0	0	0	9,107
Gain on sale of capital assets	0	(818)	(721)	(825)	(874)	426
Total operating expenses	170,025	124,392	441,028	363,631	485,822	417,420
Income from operations	60,958	58,253	183,373	164,506	222,091	188,955
Other income (expenses):
Interest expense, net	(39,710)	(49,859)	(182,030)	(104,616)	(165,867)	(84,640)
Loss on extinguishment of debt	(6,757)	0	(6,757)	0
Gain on derivatives	15,141	51,862	42,080	76,972	83,116	18,174
Other income (expense)	38	(19)	39	(10)	17	(99)
Total other income (expenses)	(31,288)	1,984	(146,668)	(27,654)	(82,734)	(66,565)
Income before income taxes	29,670	60,237	36,705	136,852	139,357	122,390
Income tax expense	7,904	14,337	9,765	32,496	33,092	(58,573)
Net income	$ 21,766	$ 45,900	$ 26,940	$ 104,356	$ 106,265	$ 180,963
Basic and diluted earnings per share
Basic net earnings per share (in dollars per share)	$ 0.28	$ 0.78	$ 0.41	$ 1.77	$ 1,062,650	$ 1,809,630
Diluted net earnings per share (in dollars per share)	$ 0.28	$ 0.78	$ 0.41	$ 1.77	$ 1,062,650	$ 1,809,630
Basic weighted average shares of common stock outstanding (in shares)	76,731,868	59,000,000	64,954,244	59,000,000	100	100
Diluted weighted average common shares of common stock outstanding (in shares)	76,899,483	59,000,000	65,121,859	59,000,000	100	100
Other Services
Revenues:
Total revenues	$ 44,310	$ 18,983	$ 78,412	$ 44,172	$ 52,956	$ 23,305
Cost of operations (exclusive of depreciation and amortization shown below):
Cost of operations	38,820	14,037	65,907	34,638	41,636	17,364
Compression Operations
Revenues:
Total revenues	186,673	163,662	545,989	483,965	654,957	583,070
Cost of operations (exclusive of depreciation and amortization shown below):
Cost of operations	$ 65,470	$ 55,872	$ 193,257	$ 167,145	$ 225,715	$ 192,813